Commitments	9 Months Ended
Sep. 30, 2025
Commitments and Contingencies Disclosure [Abstract]
Commitments

10.	Commitments:

The Company leases office facilities in Netanya, Israel. This office facility is leased under operating lease agreements.

During the year ended December 31, 2020, the Company signed a five-year lease for a facility in Vancouver, Canada, commencing April 1, 2020 and ending March 2024. During the year ended December 31, 2024, the lease on the Vancouver office expired and was not renewed. The Company previously accounted for the lease in accordance with ASU 2016-02 (Topic 842) and recognized a right-of-use asset and operating lease liability.

During the quarter ended September 30, 2025, the Netanya, Israel operating lease was amended for a smaller office within the same building. The lease was extended for a further 12 months. The renewal of this lease is uncertain, hence the Company has accounted for this lease as a short-term lease.

Minimum lease payments under these leases are approximately as follows:

2025	$6,639
2026	$15,491

The Company paid rent expense totaling $13,060 for the quarter ended September 30, 2025 (September 30, 2024 - $16,961).

KIDOZ INC. and subsidiaries
(Expressed in United States Dollars)

Notes to Unaudited Condensed Interim Consolidated Financial Statements
Nine Months ended September 30, 2025 and 2024
(Unaudited)

10.	Commitments: (Continued)

The Company has the following management consulting agreements with related parties.

Company	Person	Role	Annual amount
T.M. Williams (ROW), Inc.	T. M. Williams	Chairman	$221,892
Bromley Accounting Services Ltd.	H. W. Bromley	CFO	$222,116
Farcast Operations Inc.	T. H. Williams	VP Product	CAD$314,800

As at September 30, 2025, the Company had a number of renewable license commitments with large brands, including, Mr. Men and Little Miss. These agreements have commitments to pay royalties on the revenue from the licenses subject to the minimum guarantee payments. As at As at September 30, 2025, there were no further minimum guarantee payments commitments.

The Company expensed the minimum guarantee payments over the life of the agreement and recognized license expense of $56 (September 30, 2024 - $2,436) for the quarter ended September 30, 2025 and $133 (September 30, 2024 - $10,646) for the Nine months ended September 30, 2025.